NOTE 20: INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Note 17 Income Taxes
Disclosure of detailed information about income tax
	Years ended December 31,
	2019	2018	2017
Loss before taxes	$(4,301,663)	$(3,789,918)	$(3,109,921)
Combined Canadian federal and provincial income tax rates	27%	27%	26%
Expected income tax recovery	(1,161,450)	(1,023,280)	(808,580)
Items that cause an increase (decrease):
Effect of different tax rates in foreign jurisdiction	82,490	35,690	(219,020)
Non-deductible expenses less other permanent differences	(367,360)	294,780	10,990
Tax rate changes	8,700	152,650	233,990
Change in prior year estimates	(413,020)	—	165,540
Share issuance costs and other	(36,010)	1,690	(560)
Change in tax benefits not recognized	1,886,650	538,470	617,640
Income tax recovery	$—	$—	$—

Disclosure of deferred taxes
	As at December 31,
	2019	2018
Deferred tax assets:
Non-capital losses	$11,870,240	$7,291,370
Property and equipment	31,080	59,640
Intangible assets	485,390	366,070
Right of use assets net of lease liability	25,060	—
Accrued fees and compensation	264,360	57,380
Share issue costs	340,880	179,640
Capital losses carried forward	5,420	5,420
Unrealized foreign exchange loss	1,880	1,880
Goodwill	2,266,520	—
Deferred tax assets, net	$15,290,830	$7,961,400